SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

Cash distribution
On July 30, 2015, PBF GP's board of directors declared a cash distribution, based on the results of the second quarter of 2015, of $0.37 per unit. The distribution is payable on August 31, 2015 to PBFX unit holders of record at the close of business on August 14, 2015.